Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of relevant financial information by operating segment

The table below summarizes the relevant financial information by operating segment:

	Year ended December 31, 2025
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	7,037	461	7,498
Cost of sales	(4,634)	(217)	(4,851)
Gross margin	2,403	244	2,647
Research and development	(1,461)	(1,489)	(2,950)
Impairment of property and equipment	(240)	-	(240)
Write-down of inventories	(76)	-	(76)
Income (loss) from operations before SG&A and other income (expenses)	626	(1,245)	(619)
Selling, general & administrative	(2,555)	(1,902)	(4,457)
Corporate costs			(5,605)
Loss from operations			(10,681)
Net other income			333
Loss before income taxes			(10,348)

	Year ended December 31, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	8,492	1,095	9,587
Cost of sales	(4,706)	(152)	(4,858)
Gross margin	3,786	943	4,729
Research and development	(3,943)	(4,361)	(8,304)
Impairment of intangible assets	-	(3,196)	(3,196)
Impairment of property and equipment	(1,061)	-	(1,061)
Loss from operations before SG&A and other income (expenses)	(1,218)	(6,614)	(7,832)
Selling, general & administrative	(4,677)	(2,039)	(6,716)
Corporate costs			(3,732)
Loss from operations			(18,280)
Net other income			3,055
Loss before income taxes			(15,225)

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

	Year ended December 31, 2023
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	7,143	-	7,143
Cost of sales	(4,205)	-	(4,205)
Gross margin	2,938	-	2,938
Research and development	(2,040)	-	(2,040)
Income from operations before SG&A and other income (expenses)	898	-	898
Selling, general & administrative	(5,527)	-	(5,527)
Income from operations			(4,629)
Net other income			259
Income before income taxes			(4,370)

Summary of non-current assets by geographical area

Non-current assets include restricted cash equivalents and property and equipment, and are detailed by geographical area as follows:

	December 31,
	2025	2024
	$	$
Germany	106	205
Canada	8,180	9,320
United States	73	71
Austria	1,572	1,493
	9,931	11,089